AAM/Insight Select Income Fund

Class A (Ticker Symbol: CPUAX)

Class C (Ticker Symbol: CPUCX)

Class I (Ticker Symbol: CPUIX)

Class Y (Ticker Symbol: CPUYX)

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated February 16, 2024, to the Prospectus and

Statement of Additional Information (“SAI”),

each dated October 31, 2023.

Changes in Portfolio Management Team

Effective immediately, Gautam Khanna, CFA, CPA no longer serves as a portfolio manager to the AAM/Insight Select Income Fund (the “Fund”). James DiChiaro continues to serve as a portfolio manager to the Fund. In addition, Erin Spalsbury, CFA has been added as a portfolio manager to the Fund. Accordingly, effective immediately, the Prospectus and SAI are updated as follows:

The table under the “Portfolio Managers – Summary Section” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Name and Title (Insight Investment)	Managed the Fund Since:
James DiChiaro – Senior Portfolio Manager	June 30, 2019
Erin Spalsbury, CFA – Senior Portfolio Manager	February 9, 2024

The first paragraph under the heading entitled “Portfolio Managers – Management of the Fund” on page 24 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

James DiChiaro and Erin Spalsbury, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Each portfolio manager has authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows. The portfolio managers work as a team in considering securities for selection and implementing portfolio strategies.

The following paragraph is added under the heading entitled “Portfolio Managers – Management of the Fund” on page 24 of the Prospectus:

Erin Spalsbury, CFA

Senior Portfolio Manager

Erin joined Insight’s Fixed Income Group in August 2019 as a Senior Portfolio Manager responsible for managing credit portfolios, including long duration and customized bond solutions. Erin was promoted to Head of US Investment Grade in 2022. She previously worked at Conning, Inc. as a fixed income portfolio manager, where she managed credit liability-driven portfolios for pension and insurance clients. Prior to Conning, Erin worked at JP Morgan Asset Management as a fixed income portfolio manager, where she managed credit/customized portfolios for a full range of clients with a focus on pensions, and also handled credit trading. Erin holds a BA in Economics/Mathematics from Boston University and is also a CFA charterholder.

The following is added under the section entitled “Other Accounts Managed by the Portfolio Managers” on page B-43 of the SAI:

As of December 31, 2023, certain information on other accounts managed by Erin Spalsbury is set forth below.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)

Erin Spalsbury, CFA	1	$23.0	1	$71.5	28	$5,918.9

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)

Erin Spalsbury, CFA	0	$0	0	$0	1	$127.2

The following is added under the section entitled “Ownership of the Fund by Portfolio Manager” on page B-44 of the SAI:

The following chart sets forth the dollar range of shares owned by Erin Spalsbury in the Fund as of December 31, 2023.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned In (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Erin Spalsbury, CFA	None

All references to Gautam Khanna, CFA, CPA in the Prospectus and SAI are hereby deleted in their entirety.

Please file this Supplement with your records.